Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Public Placement Warrant Liability

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy at June 30, 2025 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Public placement warrant liability	$-	$-	$5	$5
Related party private placement warrant liability	-	-	245	245
Long-term debt, non-current	$-	$13,009	$-	$13,009
Total liabilities	$-	$13,009	$250	$13,259

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy at December 31, 2024 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Public placement warrant liability	$-	$-	$267	$267
Related party private placement warrant liability	-	-	133	133
Long-term debt, non-current	-	13,186	-	13,186
Total liabilities	$-	$13,186	$400	$13,586

The table below presents the Company’s liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy as of December 31, 2024 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Public placement warrant liability	$—	$—	$267	$267
Related party private placement warrant liability	—	—	133	133
Long-term debt, non-current	$—	$13,186	$—	$13,186
Total liabilities	$—	$13,186	$400	$13,586

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy as of December 31, 2023 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes, current	$—	$—	$15,604	$15,604
Related party convertible notes, current	—	—	2,133	2,133
Shared-based termination liability	—	—	6,349	6,349
Convertible preferred stock warrant liability	—	—	203	203
Long-term debt, non-current	—	$13,340	$—	$13,340
Total liabilities	$—	$13,340	$24,289	$37,629

Schedule of Public Placement Warrants

The key inputs for the Monte Carlo simulation model to value the Public Placement Warrants at June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025	December 31, 2024
Stock price	$2.82	$9.60
Exercise price	$230.00	$230.00
Redemption Threshold	$360.00	$360.00
Effective expiration date	August 13, 2029	August 13, 2029
Term (years)	4.1	4.6
Volatility	75%	80%
Risk-free rate	3.67%	4.27%
The key inputs for the Monte Carlo simulation model to value the Private Placement Warrants at February 14, 2025 and December 31, 2024 were as follows:
	February 14, 2025	December 31, 2024
Stock price	$13.20	$9.60
Exercise price	$230.00	$230.00
Redemption Threshold	$360.00	$360.00
Effective expiration date	August 13, 2029	August 13, 2029
Term (years)	4.5	4.6
Volatility	80%	80%
Risk-free rate	4.22%	4.27%
The key inputs for the Monte Carlo simulation model to value the Sponsor Warrants at June 30, 2025 and February 14, 2025 were as follows:
	June 30, 2025	February 14, 2025
Stock price	$2.82	$13.20
Exercise price	$10.00	$10.00
Effective expiration date	February 14, 2030	February 14,2030
Term (years)	4.6	5.0
Volatility	79%	84%
Risk-free rate	3.7%	4.2%

The following assumptions were used to calculate the fair value of the share-based termination liability as of December 31, 2023:

December 31, 2023
Fair value of common stock(1)	$4.08
Discount rate(2)	15%
Probability(3)	10% – 90%
Exchange ratio(4)	0.482

(1)	The fair value of Common Stock was determined by management with the assistance of an independent third-party valuation specialist.

(2)	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.

(3)	Scenario probability based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.

(4)	The exchange ratio, as defined in the Company’s business combination agreement, represents the number of new public company shares to be provided in exchange for the shares owned by existing Company shareholders. The exchange ratio is calculated based on the number of shares of the new public company divided by the number of fully diluted shares of the Company.

Schedule of Public Placement Warrant Liability

The following table presents a reconciliation of the public placement warrant liability measured at fair value on a recurring basis as of June 30, 2025:

Public Placement Warrant Liability
Balance at January 1, 2025	$267
Change in estimated fair value	(184)
Balance at March 31, 2025	$83
Change in estimated fair value	(78)
Balance at June 30, 2025	$5

The following table presents a reconciliation of the related party private placement warrant liability measured at fair value on a recurring basis as of June 30, 2025:

Related Party Private Placement Warrant Liability
Balance at January 1, 2025	$133
Change in estimated fair value before modification(1)	71
Change in fair value for exchange of Sponsor Warrants on February 14, 2025(1)	1,816
Change in estimated fair value after modification(1)	(1,276)
Balance at March 31, 2025	$744
Change in estimated fair value	$(499)
Balance at June 30, 2025	$245

(1)	See Note 7 - Warrants for more information on the exchange of warrants with the Sponsor and modification of the related party private placement warrant liability.

The following table presents a reconciliation of the convertible notes liability measured at fair value on a recurring basis as of June 30, 2024:

Convertible Notes
Balance at January 1, 2024	$15,604
Note issuance during the period	3,457
Change in estimated fair value	1,213
Balance at March 31, 2024	$20,274
Note issuance during the period	$10,130
Loss on extinguishment	$22,183
Change in estimated fair value	$15,874
Balance at June 30, 2024	$68,461

The following table presents a reconciliation of the related party convertible notes liability measured at fair value on a recurring basis as of June 30, 2024:

Related Party Convertible Notes
Balance at January 1, 2024	$2,133
Note issuance during the period	1,449
Change in estimated fair value	248
Balance at March 31, 2024	$3,830
Note issuance during the period	$3,635
Loss on extinguishment	$4,176
Change in estimated fair value	$5,300
Balance at June 30, 2024	$16,941

The following table presents a reconciliation of the share-based termination liability measured at fair value on a recurring basis as of June 30, 2024:

Share-Based Termination Liability
Balance at January 1, 2024	$6,349
Change in estimated fair value	(186)
Balance at March 31, 2024	$6,163
Change in estimated fair value	$1,498
Balance at June 30, 2024	$7,661

The following table presents a reconciliation of the convertible preferred stock warrant liability measured at fair value on a recurring basis as of June 30, 2024:

Convertible Preferred Stock Warrants Liability
Balance at January 1, 2024	$203
Change in estimated fair value	(24)
Balance at March 31, 2024	$179
Change in estimated fair value	$(73)
Balance at June 30, 2024	$106

The change in the fair value of the Level 3 liabilities during the years ended December 31, 2024 and 2023 was as follows (in thousands):

Public placement warrant liability
Balance at January 1, 2024	$—
Warrants assumed from the Merger	25,174
Change in estimated fair value	(24,907)
Balance at December 31, 2024	$267

The change in fair value of the Public Placement Warrants is recognized in the consolidated statements of operations and comprehensive loss as the remeasurement of the public placement warrant liability of $24.9 million and zero for the years ended December 31, 2024 and 2023, respectively.

Related party private placement warrant liability
Balance at January 1, 2024	$—
Warrants assumed from the Merger	13,134
Change in estimated fair value	(13,001)
Balance at December 31, 2024	$133
Convertible notes, current
Balance at January 1, 2023	$—
Note issuance during the period	15,323
Change in estimated fair value	281
Balance at January 1, 2024	$15,604
Note issuance during the period	17,559
Loss on extinguishment	22,183
Change in estimated fair value	31,664
Conversion into common stock	$(87,010)
Balance at December 31, 2024	$—
Related party convertible notes, current
Balance at January 1, 2023	$—
Note issuance during the period	2,018
Change in estimated fair value	115
Balance at January 1, 2024	$2,133
Note issuance during the period	5,084
Loss on extinguishment	4,176
Change in estimated fair value	3,752
Conversion into common stock	(15,145)
Balance at December 31, 2024	$—
Share-based termination liability
Balance at January 1, 2023	$—
Addition during the period	6,053
Change in estimated fair value	296
Balance at January 1, 2024	$6,349
Change in estimated fair value	979
Liability settlement due to issuance of common stock	$(7,328)
Balance at December 31, 2024	$—
Convertible preferred stock warrants liability
Balance at January 1, 2023	$330
Change in estimated fair value	(127)
Balance at January 1, 2024	$203
Change in estimated fair value	(6)
Conversion into Private Warrants	(197)
Balance at December 31, 2024	—